Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 753,747	$ 636,781
Less accumulated depreciation	(496,561)	(402,614)
Property and equipment, net	257,186	234,167
Lab Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	587,650	587,650
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,411	17,973
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,178	21,747
Other Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	36,149	$ 9,411
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 88,359